Annual Operating Expenses - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2025 Fund	May 30, 2024
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z
Operating Expenses:
Management fee	0.35%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.35%	[1]
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.45%	[1]
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.95%	[1]
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.70%	[1]
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%	[1]

[1]	AAdjusted to reflect current fees.